Share-Based Compensation - Movement in Number of Share Options Granted and Related Weighted Average Exercise Prices (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Beginning balance	324,058,389	287,099,713	229,038,872
Number of options, Granted	9,549,320	110,582,949	85,357,994
Number of options, Forfeited	(35,826,066)	(36,543,665)	(27,297,153)
Number of options, Exercised	(59,609,232)	(37,080,608)
Number of options, Ending balance	238,172,411	324,058,389	287,099,713	229,038,872
Number of options, Exercisable	121,564,001
Weighted average exercise price, Beginning balance	$ 0.0407	$ 0.0448	$ 0.3706
Weighted average exercise price, Granted	0.0250	0.0250	0.0250
Weighted average exercise price, Forfeited	0.0252	0.0254	0.0250
Weighted average exercise price, Exercised	0.0252	0.0248
Weighted average exercise price, Ending balance	$ 0.0527	$ 0.0407	$ 0.0448	$ 0.3706
Weighted average remaining contractual life, balance	11 years 5 months 12 days	11 years 1 month 9 days	11 years 11 months 26 days	12 years 11 months 23 days
Aggregate intrinsic value,Balance	$ 34,839	$ 53,820,000	$ 91,942,000	$ 38,230,000
Aggregate intrinsic value, Exercisable	$ 16,474